Trading Activities and Related Risks (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Total		$ 18,375,529	$ 27,977,927
% of Partners' Capital (Net Asset Value) (in percent)		54.75%	55.95%
United States
Schedule of Investments [Line Items]
Total	13,598,781	15,823,079	22,053,582
% of Partners' Capital (Net Asset Value) (in percent)	50.11%	47.15%	44.11%
Netherlands
Schedule of Investments [Line Items]
Total	707,423	708,392	1,279,797
% of Partners' Capital (Net Asset Value) (in percent)	2.61%	2.11%	2.56%
Japan
Schedule of Investments [Line Items]
Total	199,962	449,870	1,005,288
% of Partners' Capital (Net Asset Value) (in percent)	0.74%	1.34%	2.01%
Canada
Schedule of Investments [Line Items]
Total	200,502	302,572	1,078,648
% of Partners' Capital (Net Asset Value) (in percent)	0.74%	0.90%	2.16%
France
Schedule of Investments [Line Items]
Total	249,935	249,960	660,896
% of Partners' Capital (Net Asset Value) (in percent)	0.92%	0.74%	1.32%
United Kingdom
Schedule of Investments [Line Items]
Total	207,957	315,637	500,321
% of Partners' Capital (Net Asset Value) (in percent)	0.77%	0.94%	1.00%
Denmark
Schedule of Investments [Line Items]
Total		225,905	222,058
% of Partners' Capital (Net Asset Value) (in percent)		0.67%	0.44%
British Virgin Islands
Schedule of Investments [Line Items]
Total	200,857	200,115
% of Partners' Capital (Net Asset Value) (in percent)	0.74%	0.60%
Singapore
Schedule of Investments [Line Items]
Total	219,988	99,999	249,982
% of Partners' Capital (Net Asset Value) (in percent)	0.81%	0.30%	0.50%
Multi-national
Schedule of Investments [Line Items]
Total			450,381
% of Partners' Capital (Net Asset Value) (in percent)			0.90%
Australia
Schedule of Investments [Line Items]
Total			226,942
% of Partners' Capital (Net Asset Value) (in percent)			0.45%
Germany
Schedule of Investments [Line Items]
Total			250,032
% of Partners' Capital (Net Asset Value) (in percent)			0.50%
Spain
Schedule of Investments [Line Items]
Total	154,461
% of Partners' Capital (Net Asset Value) (in percent)	0.57%
U.S. Treasury Securities
Schedule of Investments [Line Items]
Total	7,981,716	8,395,413	5,494,988
% of Partners' Capital (Net Asset Value) (in percent)	29.42%	25.02%	10.99%
U.S. Treasury Securities | United States
Schedule of Investments [Line Items]
Total	7,981,716	8,395,413	5,494,988
Commercial Paper
Schedule of Investments [Line Items]
Total	1,799,754	2,299,673	3,474,435
% of Partners' Capital (Net Asset Value) (in percent)	6.63%	6.85%	6.95%
Commercial Paper | United States
Schedule of Investments [Line Items]
Total	1,129,869	1,499,844	2,024,710
Commercial Paper | Japan
Schedule of Investments [Line Items]
Total	199,962	449,870	249,997
Commercial Paper | Canada
Schedule of Investments [Line Items]
Total			199,980
Commercial Paper | France
Schedule of Investments [Line Items]
Total	249,935	249,960	249,943
Commercial Paper | United Kingdom
Schedule of Investments [Line Items]
Total			249,898
Commercial Paper | Singapore
Schedule of Investments [Line Items]
Total	219,988	99,999	249,982
Commercial Paper | Multi-national
Schedule of Investments [Line Items]
Total			249,925
Corporate Notes
Schedule of Investments [Line Items]
Total	5,958,396	7,429,713	16,049,322
% of Partners' Capital (Net Asset Value) (in percent)	21.96%	22.14%	32.09%
Corporate Notes | United States
Schedule of Investments [Line Items]
Total	4,487,196	5,677,092	11,826,537
Corporate Notes | Netherlands
Schedule of Investments [Line Items]
Total	707,423	708,392	1,279,797
Corporate Notes | Japan
Schedule of Investments [Line Items]
Total			503,456
Corporate Notes | Canada
Schedule of Investments [Line Items]
Total	200,502	302,572	878,668
Corporate Notes | France
Schedule of Investments [Line Items]
Total			410,953
Corporate Notes | United Kingdom
Schedule of Investments [Line Items]
Total	207,957	315,637	250,423
Corporate Notes | Denmark
Schedule of Investments [Line Items]
Total		225,905	222,058
Corporate Notes | British Virgin Islands
Schedule of Investments [Line Items]
Total	200,857	200,115
Corporate Notes | Multi-national
Schedule of Investments [Line Items]
Total			200,456
Corporate Notes | Australia
Schedule of Investments [Line Items]
Total			226,942
Corporate Notes | Germany
Schedule of Investments [Line Items]
Total			250,032
Corporate Notes | Spain
Schedule of Investments [Line Items]
Total	154,461
Certificates of Deposit
Schedule of Investments [Line Items]
Total		250,730	2,306,370
% of Partners' Capital (Net Asset Value) (in percent)			4.61%
Certificates of Deposit | United States
Schedule of Investments [Line Items]
Total		250,730	2,054,535
Certificates of Deposit | Japan
Schedule of Investments [Line Items]
Total			251,835
U.S. Government Sponsored Enterprise Notes
Schedule of Investments [Line Items]
Total			652,812
% of Partners' Capital (Net Asset Value) (in percent)			1.31%
U.S. Government Sponsored Enterprise Notes | United States
Schedule of Investments [Line Items]
Total			652,812
Total Debt Securities and Certificates of Deposit
Schedule of Investments [Line Items]
Total	$ 15,739,866	$ 18,375,529
% of Partners' Capital (Net Asset Value) (in percent)	58.01%	54.75%